Accounting policies - Summary of Estimated Impact of IFRS 15 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Group revenue	$ 1,784	$ 1,715	$ 1,803
Gross operating profit	763	678	$ 1,499
Group net liabilities	(851)	$ (759)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Group revenue	1,074
Gross operating profit	(1)
Group net liabilities	(259)
Increase (decrease) due to application of IFRS 15 [member] | Employee cost reimbursements [member]
Disclosure of initial application of standards or interpretations [line items]
Group revenue	1,103
Increase (decrease) due to application of IFRS 15 [member] | Initial franchise and re-licensing fees [member]
Disclosure of initial application of standards or interpretations [line items]
Group revenue	(14)
Gross operating profit	(14)
Group net liabilities	(111)
Increase (decrease) due to application of IFRS 15 [member] | Contract acquisition costs [member]
Disclosure of initial application of standards or interpretations [line items]
Gross operating profit	5
Group net liabilities	43
Increase (decrease) due to application of IFRS 15 [member] | Key money [member]
Disclosure of initial application of standards or interpretations [line items]
Group revenue	(17)
Increase (decrease) due to application of IFRS 15 [member] | Derecognition of management contracts [member]
Disclosure of initial application of standards or interpretations [line items]
Gross operating profit	8
Group net liabilities	(192)
Increase (decrease) due to application of IFRS 15 [member] | Other [member]
Disclosure of initial application of standards or interpretations [line items]
Group revenue	2
Group net liabilities	$ 1